STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]
Balance at Dec. 31, 2015	$ 628,792	$ 10,950	$ 4,183,129	$ (3,565,287)
Balance (in shares) at Dec. 31, 2015		10,950,000
Net loss for the year	(37,706)	$ 0	0	(37,706)
Balance at Dec. 31, 2016	591,086	$ 10,950	4,183,129	(3,602,993)
Balance (in shares) at Dec. 31, 2016		10,950,000
Net loss for the year	(231,953)	$ 0	0	(231,953)
Balance at Dec. 31, 2017	359,133	$ 10,950	4,183,129	(3,834,946)
Balance (in shares) at Dec. 31, 2017		10,950,000
Net loss for the year	(5,603)	$ 0	0	(5,603)
Balance at Dec. 31, 2018	$ 353,530	$ 10,950	$ 4,183,129	$ (3,840,549)
Balance (in shares) at Dec. 31, 2018		10,950,000